Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.30%(a)
California–161.40%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$2,000	$2,016,078

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	949,061

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	694,222

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,064,480

Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,737,928

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(e)(f)(g)(h)	5.00%	04/01/2027	6,600	7,268,289

Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,227,612

Bay Area Water Supply & Conservation Agency; Series 2013 A, RB(e)	5.00%	10/01/2034	3,500	3,528,551

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,116,164

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,507,289

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,496,893

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	306,863

California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,100,843

Series 2016, GO Bonds(h)	5.00%	09/01/2045	6,600	6,951,711

Series 2020, GO Bonds	4.00%	03/01/2046	2,000	2,012,676

Series 2020, GO Bonds	4.00%	03/01/2050	7,000	7,023,717

Series 2020, Ref. GO Bonds	3.00%	11/01/2040	1,500	1,283,713

Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,630	2,969,926

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,309,233

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(i)	5.00%	04/01/2049	4,145	3,546,006

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(i)	5.00%	02/01/2050	1,500	1,316,387

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	2,640	2,319,310

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	730	715,041

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	318,916

Series 2020, Ref. RB	5.00%	06/01/2049	1,135	1,135,442

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	561,607

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,549,277

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,217,260

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,459,753

California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(h)	5.25%	04/01/2040	8,940	10,998,815

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,416,665

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System);
Series 2021 A, Ref. RB(h)	4.00%	08/15/2048	14,610	13,831,302

Series 2021, Ref. RB	5.00%	08/15/2051	7,950	8,499,129

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,316,499

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	7,836,461

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,056,757

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,159,177

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(e)(f)	5.00%	07/01/2023	5,000	5,071,988

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Housing Finance Agency;
Series 2019 A-1, RB	4.25%	01/15/2035	$3,145	$3,054,754

Series 2019 A-2, RB	4.00%	03/20/2033	3,500	3,399,538

Series 2021 A, RB	3.25%	08/20/2036	3,940	3,404,811

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,556	1,404,383

California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(e)(f)	5.00%	01/01/2028	1,500	1,662,273

California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds); Series 2021 B, RB	4.00%	05/01/2046	1,210	1,163,564

California (State of) Municipal Finance Authority; Series 2020 A, RB	4.00%	09/01/2040	1,450	1,338,489

California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB(e)(f)	6.75%	08/01/2023	1,555	1,597,915

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,265,194

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	560	526,598

Series 2018 A, RB(i)	5.00%	06/01/2048	1,340	1,188,438

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	315	286,629

Series 2020 B, RB	4.00%	09/01/2050	455	396,659

Series 2021 A, RB	4.00%	09/01/2046	1,095	974,745

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,157,232

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,561,598

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	862,003

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	349,951

Series 2022 C, RB	6.25%	09/01/2052	1,000	1,012,566

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,200	1,180,867

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2049	3,700	3,752,599

Series 2014 B, RB	5.88%	08/15/2049	295	295,277

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,952,730

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	828,613

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	3,350	3,341,406

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,945,607

California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	384,181

Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	3,688,049

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,517,167

California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,401,013

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(j)	5.00%	12/31/2043	3,995	4,040,772

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,150,287

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	1,200	1,094,820

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	2,100	2,218,657

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,284,152

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,328,430

California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB(e)(f)	5.25%	07/01/2024	1,150	1,196,298

California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(c)	5.00%	07/01/2049	2,035	2,174,672

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2023	400	403,908

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	521,749

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,459,195

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(j)	4.00%	07/15/2029	7,120	6,910,653

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,189,589

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(i)	5.00%	08/01/2039	$ 500	$469,795

Series 2019, Ref. RB(i)	5.00%	08/01/2048	2,700	2,390,273

California (State of) Pollution Control Finance Authority;
Series 2012, RB(i)(j)	5.00%	07/01/2027	1,995	1,995,927

Series 2012, RB(i)(j)	5.00%	07/01/2037	6,000	5,884,147

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	2,000	1,613,546

California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(i)	5.00%	11/15/2056	1,000	815,180

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,776,956

California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,478,734

California (State of) Public Works Board (Various California State University); Series 2013 H, RB(e)(f)	5.00%	09/01/2023	2,000	2,037,861

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,017,871

Series 2015, RB(i)	5.00%	07/01/2045	2,635	2,650,107

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(i)	6.13%	07/01/2052	1,455	1,446,055

Series 2022 A, RB(i)	6.25%	07/01/2062	1,810	1,791,541

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	600	600,490

Series 2016, Ref. RB(e)(f)(i)	5.00%	08/01/2025	130	137,889

Series 2016, Ref. RB(i)	5.00%	08/01/2046	1,370	1,370,140

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(i)	5.00%	10/01/2050	1,000	1,000,196

Series 2022 A, Ref. RB(i)	5.00%	10/01/2061	2,000	1,957,752

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(i)	5.00%	07/01/2054	1,900	1,906,372

California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(i)	5.00%	08/01/2048	1,750	1,751,077

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(i)	5.50%	07/01/2062	775	725,437

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(i)	5.00%	07/01/2034	600	607,531

Series 2014 A, RB(i)	5.13%	07/01/2044	750	754,205

Series 2015 A, RB(i)	5.00%	07/01/2045	1,150	1,154,654

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2039	750	767,589

California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,081,533

Series 2012, RB	5.50%	06/01/2042	450	450,120

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	674,048

Series 2017, RB	5.00%	09/02/2046	715	728,313

Series 2020 B, RB	4.00%	09/02/2050	185	157,493

Series 2020, RB	4.00%	09/01/2040	175	159,955

Series 2020, RB	4.00%	09/01/2050	360	310,883

Series 2020, RB	4.00%	09/01/2050	625	534,663

Series 2020, RB	4.00%	09/01/2050	585	503,598

Series 2020, RB	5.00%	09/02/2050	805	815,533

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	1,795,311

Series 2015, Ref. RB	5.00%	03/01/2045	5,585	5,668,172

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,062,479

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(i)	6.38%	11/01/2043	4,035	4,098,178

Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	1,000	1,004,277

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	892,384

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	507,465

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,030,652

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,906,147

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	$1,680	$1,774,731

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,500,032

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	4,720,098

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB(e)(f)	5.25%	10/01/2024	1,500	1,572,161

California (State of) Statewide Communities Development Authority (Improvement Area No. 1);
Series 2021, RB	4.00%	09/01/2041	200	181,215

Series 2021, RB	4.00%	09/01/2051	380	324,438

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,279,170

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	2,000	1,841,792

Series 2019, RB(i)	5.00%	06/01/2039	375	359,149

Series 2019, RB(i)	5.00%	06/01/2051	1,145	1,037,192

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,519,308

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,015,461

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	910	835,304

Series 2019, RB(i)	5.25%	07/01/2049	2,500	2,171,976
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,500	3,495,288

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,003,447

California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	1,963,779

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	552,434

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	861,988

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	249,961

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	395	395,146

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,822,083

California (State of) Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,414,660

California State University; Series 2017 A, Ref. RB(g)(h)	5.00%	11/01/2047	10,000	10,492,096

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails);
Series 2020, RB	4.00%	09/01/2045	260	233,726

Series 2020, RB	4.00%	09/01/2050	250	217,944

Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	3,690,779

Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	75	68,891

Series 2020, RB	4.00%	09/01/2051	295	251,065

Chino (City of), CA Community Facilities District (Improvement Area No. 8);
Series 2021, RB	4.00%	09/01/2046	1,000	874,710

Series 2021, RB	4.00%	09/01/2051	1,250	1,063,835

Chula Vista (City of), CA Community Facilities District; Series 2021, RB	4.00%	09/01/2051	300	256,954

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	498,024

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,750,346

Corona Community Facilities District (Bedford Improvement Area No. 1);
Series 2020, RB	4.00%	09/01/2040	115	104,079

Series 2020, RB	4.00%	09/01/2045	190	166,809

Series 2020, RB	4.00%	09/01/2050	420	360,641

Corona-Norco Unified School District (Community Facilities District No. 17-1); Series 2020, RB	4.00%	09/01/2050	150	128,800

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	$1,000	$1,018,931

Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	1,000	1,018,931

Series 2013, Ref. RB(e)(f)	5.00%	09/01/2023	1,720	1,752,560

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,725	1,703,945

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,170,923

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	884,380

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	95,773

Series 2020, RB	4.00%	09/01/2028	95	95,606

Series 2020, RB	4.00%	09/01/2050	350	302,724

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	134,064

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,024,711

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	417,671

Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	990	840,256

Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,272,665

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,910,428

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities);
Series 2020, RB	4.00%	09/01/2045	215	183,699

Series 2020, RB	4.00%	09/01/2050	295	245,225

Folsom Ranch Financing Authority; Series 2022, RB	5.00%	09/01/2052	2,860	2,865,142

Fontana (City of), CA (The Meadows);
Series 2020, RB	4.00%	09/01/2045	220	197,768

Series 2020, RB	4.00%	09/01/2050	265	231,021

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,014,506

Fontana (City of), CA Community Facilities District No. 89 (Belrose); Series 2020, RB	4.00%	09/01/2045	1,000	886,175

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(e)	0.00%	01/01/2027	2,950	2,627,794

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	3,858,203

Series 2021 A, Ref. RB	4.00%	01/15/2046	1,000	920,731

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,928,400

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,120,582

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	760	760,627

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(e)	0.00%	08/01/2029	85	70,220

Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	530,940

Glendale Community College District;
Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	461,944

Series 2020 B, GO Bonds	4.00%	08/01/2050	10,000	9,882,383

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,507,275

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,863,672

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2046	1,825	1,735,439

Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2051	1,250	1,164,787

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	15,000	6,224,107

Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	6,883,653

Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,151,535

Series 2012, RB	5.00%	09/02/2025	500	502,817

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	360,988

Series 2013, RB	5.00%	09/02/2026	400	406,599

Series 2013, RB	5.00%	09/02/2027	325	330,281

Series 2013, RB	5.00%	09/02/2028	350	355,597

Series 2013, RB	5.00%	09/02/2029	705	716,199

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	$1,055	$1,063,874

Series 2014, RB	5.00%	09/01/2049	1,055	1,061,926

Irvine Ranch Water District; Series 2016, RB(g)(h)	5.25%	02/01/2046	8,175	8,686,282

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,560,662

Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	508,444

Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,599,444

Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	1,000	955,562

Jefferson Union High School District (Teacher and Staff Housing);
Series 2020, COP (INS - BAM)(c)	4.00%	08/01/2045	2,300	2,242,576

Series 2020, COP (INS - BAM)(c)	4.00%	08/01/2055	2,280	2,177,331

Jurupa Community Services District;
Series 2020 A, RB	4.00%	09/01/2043	300	269,295

Series 2020 A, RB	4.00%	09/01/2050	525	451,237

Series 2021 A, RB	4.00%	09/01/2045	290	255,166

La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB(e)(f)	5.00%	09/01/2023	1,000	1,018,931

Series 2013 A, Ref. RB(e)(f)	5.00%	09/01/2023	4,000	4,075,722

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	255,396

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,432,676

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2021, RB	4.00%	09/01/2046	110	95,269

Series 2021, RB	4.00%	09/01/2051	120	101,334

Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2045	135	118,141

Series 2020, RB	4.00%	09/01/2049	320	273,686

Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1);
Series 2021, Ref. RB	4.00%	09/01/2036	235	223,113

Series 2021, Ref. RB	4.00%	09/01/2040	150	137,443

Long Beach (City of), CA;
Series 2015, RB	5.00%	05/15/2026	1,000	1,032,630

Series 2015, RB	5.00%	05/15/2045	4,185	4,235,929

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,016,749

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,646,167

Long Beach Unified School District; Series 2012, GO Bonds(h)	5.00%	08/01/2031	11,625	11,647,854

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,147,097

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,443,100

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,026,835

Series 2014, Ref. RB	5.00%	09/01/2030	985	1,027,342

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(j)	5.00%	05/15/2047	2,000	2,040,038

Series 2022 A, RB(j)	4.00%	05/15/2049	2,000	1,817,318

Series 2022, RB(j)	4.00%	05/15/2042	3,225	3,069,970

Series 2022, RB(h)(j)	5.25%	05/15/2047	8,000	8,530,077

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017 A, RB(j)	5.00%	05/15/2037	1,500	1,555,476

Series 2017 A, RB(j)	5.00%	05/15/2042	1,000	1,026,065

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	1,003,331

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB	4.00%	12/01/2046	15,880	15,337,562

Los Angeles County Facilities, Inc.; Series 2022, RB(h)	4.00%	12/01/2048	25,000	24,539,693

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	1,200	1,049,400

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	746,249

Series 2020, RB	4.00%	09/01/2051	1,470	1,245,644

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Manhattan Beach Unified School District (Measure C); Series 2020 B, GO Bonds	4.00%	09/01/2045	$4,485	$4,471,741

Marin (County of), CA Water District Financing Authority; Series 2017, RB(h)	5.00%	07/01/2047	6,035	6,415,343

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2020 A, RB	4.00%	09/01/2040	300	271,904

Series 2020 B, RB	4.00%	09/01/2040	300	269,942

Martinez Unified School District; Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	8,605	8,242,310

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	259,565

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,608,030

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,039,605

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	539,358

Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(c)	5.00%	11/01/2023	660	662,310

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,455,605

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,012,505

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	445,879

Series 2019, RB	5.00%	09/01/2048	485	495,010

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2045	205	196,625

Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	912,988

Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2055	6,000	5,597,918

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2040	3,560	3,470,427

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,124,130

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	895	991,950

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(b)	6.25%	08/01/2043	4,000	3,609,916

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	4,909,271

North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(g)(h)	4.00%	08/01/2047	10,000	9,940,137

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,787,295

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	557,159

Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,016,581

Ontario (City of), CA; Series 2021, RB	4.00%	09/01/2045	300	265,095

Ontario (City of), CA Community Facilities District No. 45;
Series 2020, RB	4.00%	09/01/2043	120	107,185

Series 2020, RB	4.00%	09/01/2051	460	389,793

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	306,700

Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,011,579

Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,011,556

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	276,727

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,617,402

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,032,293

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,229,309

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	412,976

Series 2021, Ref. RB	4.00%	09/01/2051	650	563,910

Palomar Community College District; Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,907,047

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,074,236

Placer (County of), CA Community Facilities District; Series 2021, RB	3.00%	09/01/2041	1,920	1,360,198

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,256,361

Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(c)	4.00%	09/01/2050	2,500	2,408,581

Rancho Cordova (City of), CA; Series 2022, RB	5.00%	09/01/2051	1,200	1,214,368

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	352,040

Regents of the University of California; Series 2013 AI, RB(h)	5.00%	05/15/2038	6,000	6,047,512

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(g)(h)	5.00%	05/15/2047	10,000	10,319,876

Series 2022-XF1340, RB(g)(h)	4.00%	05/15/2053	20,000	18,871,164

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,506,572

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	$2,760	$2,801,497

Series 2015, RB	5.00%	09/01/2044	1,500	1,518,305

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,503,435

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	110,456

Series 2020, RB	4.00%	09/01/2050	265	227,053

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	373,125

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,690,546

Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	490,685

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	397,076

Series 2020, RB	4.00%	09/01/2050	1,000	859,499

Series 2020, RB	5.00%	09/01/2050	1,520	1,549,739

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	135,035

Series 2020, RB	4.00%	09/01/2050	200	174,356

Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,133,785

Sacramento (County of), CA; Series 2018 C, Ref. RB(j)	5.00%	07/01/2039	3,315	3,423,538

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	167,431

Series 2020, RB	4.00%	09/01/2045	380	334,694

Series 2020, RB	4.00%	09/01/2050	225	191,547

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	1,185	1,188,836

San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	2,839,226

Series 2019 B, Ref. RB(j)	4.00%	07/01/2044	1,000	900,666

Series 2021 B, RB(j)	4.00%	07/01/2056	2,000	1,729,764

Series 2021 B, RB(j)	5.00%	07/01/2056	2,000	2,029,822

Series 2022-XX1215, RB(h)(j)	5.00%	07/01/2051	10,000	10,209,803

San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(e)(f)(h)	5.00%	04/01/2024	7,020	7,250,743

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,000	9,272,517

Series 2019 A, RB(j)	5.00%	05/01/2044	2,515	2,581,481

Series 2019 A, RB(j)	5.00%	05/01/2049	1,000	1,019,713

Series 2019 E, RB(h)(j)	5.00%	05/01/2050	10,000	10,189,171

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	204,077

Series 2020, RB	4.00%	09/01/2050	425	366,438

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,580	1,592,435

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	227,684

Series 2014 A, RB	5.00%	08/01/2028	370	382,806

Series 2014 A, RB	5.00%	08/01/2029	450	465,469

Series 2014 A, RB	5.00%	08/01/2032	785	811,795

Series 2014 A, RB	5.00%	08/01/2033	375	387,802

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,031,808

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,636,429

San Francisco Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(h)	4.25%	08/01/2052	10,000	10,093,732

San Joaquin Hills Transportation Corridor Agency; Series 2021 A, Ref. RB	4.00%	01/15/2044	3,227	3,000,101

San Jose (City of), CA; Series 2017 A, Ref. RB(j)	5.00%	03/01/2047	6,995	7,074,906

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	711,341

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,505,120

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	$550	$486,398

Series 2021, RB	4.00%	09/01/2051	1,000	847,377

San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	3,593,562

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	10,135	9,783,012

Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(c)	5.60%	08/01/2023	55	55,360

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	571,425

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,928,337

Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	1,936,751

Series 2013, RB	5.63%	09/01/2043	2,880	2,904,318

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	3,784,512

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,266,118

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,007,754

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	931,806

South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	758,541

Series 2014 A, Ref. RB	5.00%	08/15/2029	900	910,202

Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,011,285

Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,697,919

Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,010,242

South San Francisco (City of), CA; Series 2022, RB	4.00%	09/01/2044	1,000	887,216

State of California Department of Water Res. (Central Valley Project); Series 2012 AN, RB	5.00%	12/01/2032	1,600	1,600,000

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	692,510

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,502,832

Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	438,020

Series 2021, RB	4.00%	09/01/2051	930	793,550

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,144,706

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	866,695

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,666,991

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	5,000	5,157,601

Series 2020 A, RB	5.00%	10/01/2049	3,090	3,142,818

Series 2020 B, RB	5.00%	10/01/2034	300	318,173

Series 2020 B, RB	5.00%	10/01/2038	300	312,486

University of California; Series 2022-XF2989, RB(h)	4.00%	05/15/2047	7,600	7,566,529

University of California (Limited); Series 2018 O, Ref. RB(h)	5.00%	05/15/2058	10,000	10,572,932

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,621,728

West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	337,298

Series 2021, RB	4.00%	09/01/2046	550	480,247

Series 2021, RB	4.00%	09/01/2051	765	648,243

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,022,885

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,776,289

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,620	1,653,434

				848,990,599

Puerto Rico–2.29%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,860	1,855,356

Series 2002, RB	5.63%	05/15/2043	300	300,081

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	749,535

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $ 1,203,313) (INS - NATL)(c)(k)	5.25%	07/01/2030	1,150	1,154,077

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $ 2,014,916) (INS - NATL)(c)(k)	5.25%	07/01/2033	2,000	1,993,488

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	$1,500	$974,174

Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	2,520,251

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	2,498,794

				12,045,756

Guam–1.93%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(e)(f)(j)	6.38%	10/01/2023	1,560	1,601,606

Series 2013 C, RB(e)(j)	6.38%	10/01/2043	1,440	1,478,405

Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,714,765

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035	1,800	1,816,069

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,547,198

				10,158,043

Virgin Islands–0.68%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,519,457

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(i)	5.00%	09/01/2030	2,000	2,035,839

				3,555,296

TOTAL INVESTMENTS IN SECURITIES(l)–166.30% (Cost $895,682,166)				874,749,694

FLOATING RATE NOTE OBLIGATIONS–(27.29)%
Notes with interest and fee rates ranging from 2.44% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 08/01/2031 to 04/01/2056(m)				(143,570,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.59)%				(208,255,902)

OTHER ASSETS LESS LIABILITIES–0.58%				3,081,955

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$526,005,747

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $46,515,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $60,086,518, which represented 11.42% of the Trust’s Net Assets.

(j)	Security subject to the alternative minimum tax.
(k)	Restricted security. The aggregate value of these securities at November 30, 2022 was $3,147,565, which represented less than 1% of the Trust’s Net Assets.
(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.10%

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $210,423,061 are held by TOB Trusts and serve as collateral for the $143,570,000 in the floating rate note obligations outstanding at that date.

The	valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2022, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Value Municipal Income Trust